PIMCO Funds

Supplement Dated January 6, 2012 to the
Strategic Markets Funds - Institutional Class, Class P, Administrative Class and Class D
Prospectus and Strategic Markets Funds - Class A, Class B, Class C and Class R
Prospectus (the "Prospectuses"), each dated July 31, 2011, as supplemented from time to time

Disclosure Related to PIMCO RealRetirement® 2010 Fund, PIMCO RealRetirement®
2015 Fund, PIMCO RealRetirement® 2020 Fund, PIMCO RealRetirement® 2025 Fund,
PIMCO RealRetirement® 2030 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO
RealRetirement® 2040 Fund and PIMCO RealRetirement® 2050 Fund (each a "Fund")

Effective January 18, 2012, the chart illustrating each Fund's Allocation Glide Path in each Fund's Fund Summary—Performance Information section in the Prospectuses is deleted and replaced with the following: